SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 32.1%
Fannie Mae — 23.2%
$3,000,000	(TBA), 2.00%, 1/1/55	$2,332,701
50,000	Pool #AN0360, 3.95%, 12/1/45	40,778
2,174,537	Pool #AN0509, 2.72%, 3/1/26	2,128,369
87,516	Pool #AN7868, 3.06%, 12/1/27	83,906
9,247	Pool #BJ0657, 4.00%, 2/1/48	8,575
23,851	Pool #BJ2670, 4.00%, 4/1/48	22,118
51,511	Pool #BJ3178, 4.00%, 11/1/47	47,952
35,702	Pool #BJ5158, 4.00%, 4/1/48	33,109
40,935	Pool #BJ9439, 4.00%, 2/1/48	37,980
40,367	Pool #BJ9477, 4.00%, 4/1/48	37,453
45,894	Pool #BK7924, 4.00%, 11/1/48	42,581
20,833	Pool #BO1263, 3.50%, 6/1/49	18,754
515,443	Pool #BP3417, 2.50%, 5/1/51	422,716
145,283	Pool #BP8741, 2.50%, 6/1/50	119,564
194,557	Pool #BQ7523, 2.00%, 11/1/50	152,613
284,142	Pool #BQ7524, 2.50%, 10/1/50	234,836
1,394,091	Pool #BR2051, 2.50%, 6/1/51	1,143,297
300,000	Pool #BS0915, 1.62%, 3/1/31	243,328
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,172,264
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,597,363
2,500,000	Pool #BS9849, 4.97%, 11/1/28	2,520,407
7,387,249	Pool #BT1616, 2.00%, 4/1/51	5,805,483
1,437,446	Pool #BT8237, 4.00%, 6/1/52	1,316,044
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,470,267
2,535,466	Pool #BZ0624, 4.87%, 3/1/29	2,547,388
2,225,000	Pool #BZ1147, 4.78%, 6/1/29	2,227,527
2,470,000	Pool #BZ2120, 4.36%, 10/1/29	2,428,626
42,317	Pool #CA1066, 4.00%, 1/1/48	39,264
21,044	Pool #CA1068, 3.50%, 1/1/48	18,916
34,332	Pool #CA2595, 4.50%, 11/1/48	32,762
62,411	Pool #CA2912, 4.00%, 12/1/48	57,950
43,324	Pool #CA3132, 4.00%, 2/1/49	40,150
43,027	Pool #CA3174, 4.00%, 2/1/49	39,921
256,668	Pool #CA3451, 3.50%, 5/1/49	229,692
185,591	Pool #CA3456, 3.50%, 5/1/49	166,419
310,630	Pool #CA9048, 2.00%, 2/1/51	243,373
969,622	Pool #CB0480, 2.50%, 5/1/51	795,189
360,447	Pool #CB0576, 2.50%, 5/1/51	296,512
1,373,848	Pool #CB2761, 3.00%, 2/1/52	1,172,564
2,120,577	Pool #CB3227, 3.50%, 3/1/52	1,878,094
2,594,339	Pool #CB3764, 4.00%, 6/1/52	2,375,237
1,926,557	Pool #CB3797, 4.00%, 6/1/52	1,763,846
2,086,515	Pool #CB4272, 4.50%, 7/1/52	1,965,389
1,942,903	Pool #CB4314, 4.50%, 8/1/52	1,830,115
1,859,437	Pool #CB4463, 4.50%, 8/1/52	1,751,206

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$1,960,259	Pool #CB4767, 5.00%, 9/1/52	$1,899,028
2,160,102	Pool #CB4967, 5.50%, 10/1/52	2,141,122
1,468,633	Pool #CB5166, 6.00%, 11/1/52	1,477,059
486,101	Pool #CB5202, 6.50%, 11/1/52	497,142
1,068,371	Pool #CB5220, 6.50%, 12/1/52	1,091,921
1,349,658	Pool #CB6607, 5.50%, 7/1/53	1,334,063
1,880,305	Pool #CB6783, 5.00%, 7/1/53	1,818,936
2,006,967	Pool #CB6784, 5.50%, 7/1/53	1,988,087
1,968,042	Pool #CB6826, 5.50%, 7/1/53	1,948,447
2,178,627	Pool #CB7160, 6.50%, 9/1/53	2,226,448
2,075,423	Pool #CB9076, 5.50%, 8/1/54	2,048,607
		65,403,458
Freddie Mac — 7.5%
37,651	Pool #Q59453, 4.00%, 11/1/48	34,963
169,705	Pool #QB5731, 2.00%, 11/1/50	133,118
189,225	Pool #QB5732, 2.50%, 11/1/50	155,493
855,728	Pool #QC3844, 2.00%, 6/1/51	669,149
245,545	Pool #QC3845, 2.50%, 6/1/51	201,295
941,513	Pool #QC7895, 2.00%, 9/1/51	735,533
763,842	Pool #QE4428, 4.00%, 6/1/52	699,332
1,920,497	Pool #QE6510, 4.50%, 7/1/52	1,809,306
2,063,198	Pool #QG5944, 5.00%, 6/1/53	1,993,862
49,714	Pool #RA1713, 3.00%, 11/1/49	42,801
77,617	Pool #RA1714, 3.00%, 11/1/49	66,824
129,689	Pool #RA2256, 3.00%, 3/1/50	111,554
170,387	Pool #RA2340, 3.00%, 3/1/50	146,509
161,066	Pool #RA2395, 2.50%, 4/1/50	132,703
383,914	Pool #RA2575, 2.50%, 5/1/50	316,190
134,540	Pool #RA2727, 2.00%, 5/1/50	105,755
133,397	Pool #RA2728, 2.50%, 5/1/50	109,824
339,171	Pool #RA2740, 2.50%, 6/1/50	280,843
263,887	Pool #RA3680, 2.50%, 9/1/50	217,009
188,497	Pool #RA3751, 2.00%, 10/1/50	148,795
317,721	Pool #RA4503, 2.00%, 2/1/51	248,929
302,110	Pool #RA4927, 2.00%, 3/1/51	236,578
428,311	Pool #RA5020, 2.00%, 4/1/51	335,272
1,162,618	Pool #RA5195, 2.50%, 5/1/51	947,382
817,121	Pool #RA5197, 2.50%, 5/1/51	670,376
448,608	Pool #RA5237, 2.50%, 5/1/51	368,043
1,352,316	Pool #RA5571, 2.50%, 7/1/51	1,108,198
201,873	Pool #RA5621, 2.50%, 8/1/51	165,432
684,269	Pool #RA5701, 2.00%, 8/1/51	534,568
184,507	Pool #RA5874, 2.50%, 9/1/51	151,085
2,253,143	Pool #RA6108, 3.50%, 3/1/52	1,995,676
1,803,294	Pool #RA6760, 3.00%, 2/1/52	1,539,092
1,919,094	Pool #RA7454, 4.00%, 6/1/52	1,756,716
1,638,576	Pool #RA7714, 4.50%, 7/1/52	1,543,707

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$44,031	Pool #V84506, 4.00%, 7/1/48	$40,887
40,530	Pool #V84836, 4.00%, 11/1/48	37,634
59,463	Pool #V85365, 3.50%, 4/1/49	53,669
172,799	Pool #V85381, 3.50%, 4/1/49	155,242
35,237	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	33,910
44,117	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(a)	42,606
127,991	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	122,625
1,029,101	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	972,037
47,067	Series KF57, Class A, (SOFR30A + 0.654%), 5.32%, 12/25/28(b)	47,175
301,399	Series Q014, Class A1, 1.56%, 1/25/36	241,019
		21,458,716
Ginnie Mae — 0.0%
74,452	Pool #AC3667, 1.66%, 8/15/26	71,605
20,944	Pool #BB3740, 4.00%, 11/15/47	19,533
55,093	Pool #BE3008, 4.00%, 4/20/48	51,316
28,475	Series 2018-2, Class AD, 2.40%, 3/16/59	25,003
20,278	Series 2018-26, Class AD, 2.50%, 3/16/52	18,775
		186,232
Small Business Administration — 1.2%
272,999	Pool #130612, 10.63%, 5/25/34	297,926
665,491	Pool #130613, 10.88%, 10/25/34(c)	759,123
144,669	Pool #530566, (Prime Index + 1.625%), 9.63%, 5/25/34(b)	159,322
541,598	Pool #530677, (Prime Index + 3.605%), 11.61%, 10/25/34(b)	631,064
260,042	Pool #530704, (Prime Index + 0.855%), 8.86%, 12/25/34(b)	285,084
474,235	Pool #530708, (Prime Index + 1.605%), 9.61%, 12/25/34(b)	526,585
485,658	Pool #530710, (Prime Index + 1.855%), 9.86%, 12/25/34(b)	543,463
		3,202,567
U.S. International Development Finance Corp. — 0.2%
500,000	Series AA-1, 0.00%, 1/17/26(d)	550,404

Total U.S. Government Agency Backed Mortgages		90,801,377
(Cost $97,628,898)
Corporate Bonds — 27.5%
Consumer, Non-cyclical — 20.5%
545,000	AbbVie, Inc., 3.60%, 5/14/25	542,668
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,025,568
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,475,292
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,622,443
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	417,179
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,621,080
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,491,490
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,799,728
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,512,966
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	899,975

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	$56,880
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,118,310
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(e)	1,843,278
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,483,149
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,438,016
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,914,105
1,861,000	HCA, Inc., 5.45%, 9/15/34	1,814,408
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,324,191
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	317,799
2,625,000	Johnson & Johnson, 4.80%, 6/1/29	2,646,732
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,516,787
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	861,166
250,000	Medtronic, Inc., 4.38%, 3/15/35	234,433
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,439,822
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	2,392,957
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,357,830
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,933,922
1,665,000	Solventum Corp., 5.45%, 2/25/27(e)	1,679,839
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,706,106
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,871,893
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,486,831
		57,846,843
Financial — 3.6%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	319,422
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	240,564
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,372,111
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	219,381
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,799,990
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	580,062
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,207,656
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,061,238
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,443,464
		10,243,888
Government — 0.4%
1,200,000	African Development Bank, 5.75%, (f),(g)	1,150,430

Industrial — 1.5%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,359,768
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	946,332
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	919,008

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	$60,737
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	40,789
		4,326,634
Utilities — 1.5%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,005,964
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,278,859
		4,284,823

Total Corporate Bonds		77,852,618
(Cost $81,688,547)
Asset Backed Securities — 16.3%
1,620,000	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(e)	1,667,172
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(e)	2,126,074
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,502,222
1,430,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(e)	1,498,224
1,758,000	Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34(e)	1,784,528
1,890,025	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(e)	1,878,625
2,712,774	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(e)	2,782,164
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(e)	1,019,662
1,111,233	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(e)	1,122,061
2,414,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29(e)	2,463,223
1,085,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31(e)	1,085,974
3,145,623	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	3,010,174
886,640	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	771,470
1,323,719	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	1,023,062
814,184	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	682,245
203,546	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	124,335
1,882,680	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,894,492
2,348,097	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	2,175,858
3,716,217	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	2,371,192
320,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54(e)	323,327
825,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, 6/25/54(e)	815,874

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2,400,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(e)	$2,423,470
2,850,000	Tesla Auto Lease Trust, Series 2024-B, Class C, 5.49%, 12/20/28(e)	2,850,594
2,320,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29(e)	2,393,435
2,200,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(e)	2,291,407
1,129,863	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(e)	1,133,312
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(e)	1,517,001
1,500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30(e)	1,540,928

Total Asset Backed Securities		46,272,105
(Cost $47,254,449)
Municipal Bonds — 14.0%
Alabama — 0.2%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	577,683

Arizona — 0.3%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	695,755
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	215,471
		911,226
Arkansas — 0.00%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	94,946

California — 4.6%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	227,568
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	708,549
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	788,410
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	353,627
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	94,129
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	94,962
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	338,841
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	639,999

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	$246,630
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	98,545
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	194,427
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,465,459
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	148,103
150,000	Kern Community College District GO, 2.54%, 11/1/26	145,125
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	221,105
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	256,640
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	431,368
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	426,414
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	606,396
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	197,427
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	216,235
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	828,976
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	613,928
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	115,775
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	102,440
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	327,141
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	844,913
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	722,535
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	556,475
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	93,537
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	300,197
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	295,799
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	292,444
		12,994,119
Colorado — 0.1%
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	246,384

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Connecticut — 0.2%
$325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$292,523
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	136,565
		429,088
District of Columbia — 0.7%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	337,965
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	151,513
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	336,492
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	181,908
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	179,268
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	181,292
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	120,488
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	121,871
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	495,599
		2,106,396
Florida — 0.6%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,782,473

Georgia — 0.2%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	264,903
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	411,519
		676,422
Hawaii — 0.3%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	625,330
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	235,959
		861,289
Idaho — 0.1%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	343,475

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Iowa — 0.00%
$100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 1/31/25 @ 100	$98,700

Maryland — 0.1%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	203,101

Massachusetts — 0.5%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	551,265
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	846,902
		1,398,167
Michigan — 0.7%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	633,247
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,101,450
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	91,864
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	191,892
		2,018,453
Nebraska — 0.1%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	95,914
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 1/31/25 @ 100	244,421
		340,335
Nevada — 0.1%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	231,971

New York — 0.3%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	487,166
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	398,901
		886,067
Ohio — 0.1%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	127,097
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	62,452
		189,549

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Oklahoma — 0.5%
$715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	$664,294
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	677,373
		1,341,667
Oregon — 0.6%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	317,111
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	272,701
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	321,019
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	676,426
		1,587,257
Pennsylvania — 0.5%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	179,074
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	738,772
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	490,055
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	97,057
		1,504,958
Rhode Island — 0.9%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,127,415
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	333,869
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	140,468
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	893,774
		2,495,526
Tennessee — 0.1%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	148,848

Texas — 1.1%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	239,045
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	166,755
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	278,116
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	608,426
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	661,020
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	327,538
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	260,358
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	207,185

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	$116,468
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	262,293
		3,127,204
Utah — 0.2%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	469,352

Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,926

Washington — 0.9%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,424,491

Total Municipal Bonds		39,582,073
(Cost $45,137,589)
U.S. Government Agency Obligations — 2.7%
Small Business Administration — 1.5%
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(c)	1,578
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(c)	1,214
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(c)	347
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	574
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(c)	526
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	601
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	600
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(c)	432
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(c)	2,872
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(c)	3,713
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	568
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(c)	324
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(c)	3,607
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(c)	1,517
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(c)	3,002
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	3,002
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(c)	2,144
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(c)	2,665
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(b),(c)	16,144
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	5,919
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(c)	1,238
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(c)	10,968
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(c)	7,337
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(c)	5,709
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(c)	2,950

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(c)	$31,701
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(c)	14,736
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(b),(c)	41,327
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(c)	5,760
197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(c)	5,357
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(c)	4,631
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(c)	3,955
129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(c)	4,031
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(c)	5,787
8,663	(Prime Index - 2.500%), 5.50%, 2/25/28(b)	8,667
67,135	(Prime Index - 2.500%), 5.50%, 4/25/44(b)	67,282
8,664	(TBA), 5.58%, 9/23/25(b),(c)	8,624
62,168	7.08%, 7/25/30	61,660
30,199	(Prime Index - 0.675%), 7.33%, 9/25/43(b)	31,455
142,784	(Prime Index - 0.675%), 7.33%, 11/25/45(b)	149,734
127,453	(Prime Index + 0.125%), 8.13%, 1/25/46(b)	136,123
176,822	(Prime Index + 0.325%), 8.33%, 6/25/31(b)	185,210
248,648	(Prime Index + 0.325%), 8.33%, 7/25/31(b)	260,415
247,815	(Prime Index + 0.325%), 8.33%, 2/25/32(b)	260,065
54,744	(Prime Index + 0.325%), 8.33%, 9/25/44(b)	58,517
785,708	(Prime Index + 0.325%), 8.33%, 8/25/46(b)	847,500
440,583	(Prime Index + 0.375%), 8.38%, 10/25/31(b)	462,909
431,451	(Prime Index + 0.375%), 8.38%, 8/25/46(b)	463,520
129,994	(Prime Index + 0.575%), 8.58%, 4/25/31(b)	136,162
23,554	(Prime Index + 0.593%), 8.59%, 3/25/43(b)	25,052
12,037	(Prime Index + 0.700%), 8.70%, 2/25/28(b)	12,331
336,008	(Prime Index + 0.825%), 8.83%, 9/25/31(b)	355,228
262,149	(Prime Index + 0.875%), 8.88%, 1/25/32(b)	277,830
15,230	(Prime Index + 1.003%), 9.00%, 11/25/28(b)	15,769
28,415	9.08%, 9/25/29	28,856
32,419	(Prime Index + 1.239%), 9.24%, 6/25/29(b)	33,878
44,549	(Prime Index + 1.575%), 9.58%, 7/25/30(b)	46,987
41,828	(Prime Index + 2.325%), 10.33%, 10/25/30(b)	44,873
63,498	(Prime Index + 2.325%), 10.33%, 1/25/31(b)	67,985
		4,243,468
U.S. International Development Finance Corp. — 1.2%
1,000,000	1.44%, 4/15/28	924,860
500,000	1.65%, 4/15/28	465,101
2,108,180	(US Treasury Bill Yield 3-Month + 0.000%), 4.28%, 7/7/40(b)	2,108,180
		3,498,141

Total U.S. Government Agency Obligations		7,741,609
(Cost $8,255,408)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
Collateralized Mortgage Obligation — 1.0%
$2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.49%, 1/17/39(b),(e)	$2,757,981

Total Collateralized Mortgage Obligation		2,757,981
(Cost $2,788,168)

Commercial Paper — 1.8%
5,000,000	City of Hope, 1.51%, 7/1/25(h)	4,995,372

Total Commercial Paper		4,995,372
(Cost $4,962,601)

Shares
Investment Company — 4.6%
13,048,417	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(i)	13,048,417

Total Investment Company		13,048,417
(Cost $13,048,417)

Total Investments		$283,051,552
(Cost $300,764,077) — 100.0%
Other assets in excess of liabilities — 0.0%		61,344
NET ASSETS — 100.0%		$283,112,896

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	The rate represents effective yield at the time of purchase.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

December 31, 2024 (Unaudited)
Financial futures contracts as of December 31, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	10	March 2025	$(1,113,781)	USD	$1,113,125	Barclays Capital Group
2 Year U.S. Treasury Note	77	March 2025	11,753	USD	15,831,922	Barclays Capital Group
30 Year U.S. Treasury Bond	157	March 2025	(417,634)	USD	17,873,469	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	142	March 2025	(596,745)	USD	16,884,688	Barclays Capital Group
5 Year U.S. Treasury Note	103	March 2025	(93,699)	USD	10,949,383	Barclays Capital Group
Total			$(2,210,106)

Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar